PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]

	Land and Buildings (1)	Machinery and Equipment (2)	Assets under Construction	Other	Total
Cost
At December 31, 2015	$128,284	$316,048	$17,885	$12,382	$474,599
Additions	73	5,399	16,475	534	22,481
Transfers and disposals	4,765	3,783	(12,545)	234	(3,763)
At December 31, 2016	$133,122	$325,230	$21,815	$13,150	$493,317
Additions	—	6,295	17,281	123	23,699
Transfers and disposals	1,276	10,374	(17,147)	1,438	(4,059)
At December 31, 2017	$134,398	$341,899	$21,949	$14,711	$512,957

Accumulated depreciation, amortization and impairment
At December 31, 2015	($60,509)	($146,174)	—	($8,175)	($214,858)
Depreciation and amortization	(5,230)	(35,641)	—	(1,174)	(42,045)
Transfers and disposals	(243)	1,453	—	14	1,224
At December 31, 2016	($65,982)	($180,362)	—	($9,335)	($255,679)
Depreciation and amortization	(8,347)	(34,556)	—	(1,896)	(44,799)
Impairment (Note 16 )	(12,301)	(9,396)	—	(103)	(21,800)
Transfers and disposals	226	961	—	186	1,373
At December 31, 2017	($86,404)	($223,353)	—	($11,148)	($320,905)

Carrying values
At December 31, 2016	$67,140	$144,868	$21,815	$3,815	$237,638
At December 31, 2017	$47,994	$118,546	$21,949	$3,563	$192,052

Disclosure of detailed information about property, plant and equipment, allocated by mine [Table Text Block]

	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2015	$65,582	$109,077	$96,285	$115,093	$45,605	$22,329	$20,628	$474,599
Additions	4,040	7,223	4,568	1,549	1,126	2,311	1,664	22,481
Transfers and disposals	(252)	623	(6,160)	486	(852)	1,111	1,281	(3,763)
At December 31, 2016	$69,370	$116,923	$94,693	$117,128	$45,879	$25,751	$23,573	$493,317
Additions	2,913	7,246	3,630	1,473	3,724	2,029	2,684	23,699
Transfers and disposals	1,401	29	(1,832)	(1,400)	(2,062)	335	(530)	(4,059)
At December 31, 2017	$73,684	$124,198	$96,491	$117,201	$47,541	$28,115	$25,727	$512,957

Accumulated depreciation and amortization and impairment
At December 31, 2015	($2,935)	($63,313)	($41,657)	($55,496)	($23,113)	($16,222)	($12,122)	($214,858)
Depreciation and amortization	(12,959)	(8,178)	(7,766)	(7,402)	(3,137)	(1,344)	(1,259)	(42,045)
Transfers and disposals	24	(522)	2,857	(336)	468	(781)	(486)	1,224
At December 31, 2016	($15,870)	($72,013)	($46,566)	($63,234)	($25,782)	($18,347)	($13,867)	($255,679)
Depreciation and amortization	(12,181)	(8,779)	(6,585)	(8,580)	(3,691)	(2,974)	(2,009)	(44,799)
Impairment (Note 16 )	—	—	—	(21,800)	—	—	—	(21,800)
Transfers and disposals	(847)	523	167	35	1,684	(333)	144	1,373
At December 31, 2017	($28,898)	($80,269)	($52,984)	($93,579)	($27,789)	($21,654)	($15,732)	($320,905)

Carrying values
At December 31, 2016	$53,500	$44,910	$48,127	$53,894	$20,097	$7,404	$9,706	$237,638
At December 31, 2017	$44,786	$43,929	$43,507	$23,622	$19,752	$6,461	$9,995	$192,052